Stock-Based Compensation - Equity Incentive Plans (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity Incentive Plan 2014 [Member] | RENEO PHARMACEUTICALS INC [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options exercised unvested shares outstanding	0	0